UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., HIGH-YIELD OPPORTUNITIES FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005



[LOGO OF USAA]
   USAA(R)

                   USAA HIGH-YIELD
                         OPPORTUNITIES Fund

                         [GRAPHIC OF HIGH-YIELD OPPERTUNITIES FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   January 31, 2005

Table of CONTENTS
-------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Portfolio of Investments                                     14

    Notes to Portfolio of Investments                            32

    Financial Statements                                         36

    Notes to Financial Statements                                39

    Expense Example                                              51

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                            DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA HIGH-YIELD OPPORTUNITIES FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Provide an attractive total return primarily through high current income and secondarily through capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in high-yield securities, including bonds (often referred to as "junk bonds"), convertible securities, or preferred stocks.

                                        1/31/05                7/31/04
Net Assets                          $245.3 Million         $184.5 Million
Net Asset Value Per Share               $8.87                  $8.54

                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05

7/31/04 to 1/31/05*         1 YEAR          5 YEARS    SINCE INCEPTION ON 8/2/99
     7.56%                   7.91%           7.08%              7.39%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 CSFB GLOBAL         USAA HIGH-YIELD      LIPPER HIGH CURRENT         LIPPER HIGH CURRENT
               HIGH YIELD INDEX    OPPORTUNITIES FUND     YIELD FUNDS AVERAGE        YIELD BOND FUNDS INDEX
               ----------------    ------------------     --------------------       ----------------------
  8/2/99         $10,000.00            $10,000.00              $10,000.00                 $10,000.00
 8/31/99           9,911.00             10,088.81                9,896.17                   9,898.54
 9/30/99           9,834.69             10,114.01                9,843.07                   9,821.40
10/31/99           9,786.50             10,166.71                9,818.29                   9,793.07
11/30/99           9,919.59             10,396.53                9,985.70                   9,965.61
12/31/99          10,039.62             10,519.82               10,115.27                  10,085.58
 1/31/00           9,999.46             10,516.84               10,069.29                  10,036.01
 2/29/00          10,061.46             10,659.16               10,152.30                  10,107.21
 3/31/00           9,910.54             10,511.17                9,993.91                   9,932.23
 4/30/00           9,895.67             10,614.37                9,960.09                   9,888.91
 5/31/00           9,737.34             10,513.67                9,794.09                   9,712.87
 6/30/00           9,955.45             10,765.76                9,993.22                   9,892.66
 7/31/00          10,049.04             10,779.59               10,039.73                   9,910.39
 8/31/00          10,116.36             10,836.12               10,102.09                   9,962.20
 9/30/00          10,023.29             10,736.58                9,967.33                   9,815.60
10/31/00           9,711.57             10,411.45                9,654.10                   9,480.12
11/30/00           9,328.93             10,026.74                9,204.60                   8,950.88
12/31/00           9,516.45             10,313.78                9,408.71                   9,106.15
 1/31/01          10,086.48             11,121.40                9,993.51                   9,710.33
 2/28/01          10,188.35             11,187.28               10,047.42                   9,741.03
 3/31/01           9,985.61             10,840.77                9,782.76                   9,417.86
 4/30/01           9,881.76             10,767.02                9,680.74                   9,294.39
 5/31/01          10,079.39             11,026.99                9,794.59                   9,394.90
 6/30/01           9,923.16             10,898.84                9,560.35                   9,118.24
 7/31/01          10,029.34             11,068.34                9,631.80                   9,171.67
 8/31/01          10,169.75             11,189.75                9,709.78                   9,212.32
 9/30/01           9,528.04             10,502.05                9,091.52                   8,561.83
10/31/01           9,745.28             10,852.31                9,313.73                   8,757.67
11/30/01          10,060.05             11,248.54                9,603.11                   9,035.83
12/31/01          10,066.09             11,121.70                9,578.68                   9,011.42
 1/31/02          10,159.70             11,069.25                9,623.38                   9,033.11
 2/28/02          10,087.57             10,756.10                9,496.01                   8,873.48
 3/31/02          10,318.57             11,044.46                9,686.37                   9,049.10
 4/30/02          10,482.64             10,873.54                9,794.98                   9,143.72
 5/31/02          10,445.95             10,780.36                9,718.03                   9,051.96
 6/30/02          10,081.38             10,229.56                9,241.37                   8,542.32
 7/31/02           9,793.06              9,883.93                8,939.29                   8,262.30
 8/31/02           9,920.37             10,085.32                9,076.46                   8,404.55
 9/30/02           9,798.35             10,071.43                8,942.40                   8,287.61
10/31/02           9,738.58              9,916.19                8,895.02                   8,235.17
11/30/02          10,253.75             10,486.44                9,374.57                   8,709.89
12/31/02          10,378.84             10,603.70                9,465.36                   8,794.52
 1/31/03          10,661.15             10,859.90                9,653.27                   8,989.01
 2/28/03          10,818.93             10,940.45                9,781.03                   9,109.47
 3/31/03          11,095.90             11,172.03               10,001.50                   9,336.87
 4/30/03          11,661.79             11,774.18               10,485.73                   9,795.28
 5/31/03          11,830.88             12,003.33               10,602.80                   9,911.78
 6/30/03          12,176.34             12,310.53               10,877.79                  10,178.84
 7/31/03          12,077.72             12,241.45               10,771.17                  10,100.37
 8/31/03          12,212.99             12,381.11               10,903.94                  10,236.00
 9/30/03          12,546.40             12,721.72               11,166.42                  10,484.55
10/31/03          12,802.35             12,953.90               11,388.47                  10,719.81
11/30/03          12,977.74             13,109.53               11,532.38                  10,844.01
12/31/03          13,277.53             13,415.73               11,810.28                  11,112.49
 1/31/04          13,535.11             13,719.97               11,998.16                  11,290.81
 2/29/04          13,541.88             13,681.32               11,969.76                  11,268.73
 3/31/04          13,632.61             13,756.48               12,024.49                  11,311.71
 4/30/04          13,613.52             13,710.74               11,980.47                  11,286.02
 5/31/04          13,398.43             13,506.69               11,804.31                  11,111.62
 6/30/04          13,606.10             13,669.35               11,966.31                  11,267.08
 7/31/04          13,780.26             13,763.99               12,084.34                  11,356.89
 8/31/04          14,004.88             13,993.05               12,285.60                  11,542.23
 9/30/04          14,217.75             14,189.15               12,455.21                  11,702.44
10/31/04          14,462.30             14,419.49               12,678.44                  11,910.64
11/30/04          14,645.97             14,601.39               12,835.81                  12,079.70
12/31/04          14,865.66             14,834.21               13,025.78                  12,261.89
 1/31/05          14,862.69             14,804.54               12,999.04                  12,231.69

                 FUND DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE, THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX, AND THE CSFB GLOBAL HIGH YIELD INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1999, WHILE THE FUND'S INCEPTION DATE IS AUGUST 2, 1999. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA High-Yield Opportunities Fund to the following benchmarks:

                 o The Credit Suisse First Boston (CSFB) Global High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the high-yield debt market.

                 o The Lipper High Current Yield Funds Average is the average performance level of all high current yield funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper High Current Yield Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper High Current Yield Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]            MATTHEW FREUND, CFA
                                     USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA High-Yield Opportunities Fund had a total return of 7.56% for the six-month period ended January 31, 2005, compared to a 7.28% return for the Lipper High Current Yield Funds Average, putting your Fund in the top 37% of its peer group. Over the same period, the Lipper High Current Yield Bond Funds Index returned 7.70%, the Citigroup 10-Year U.S.Treasury Index returned 4.88%, the CSFB Global High Yield Index returned 7.86%, and the S&P 500 Index returned 8.15%.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

                 THE CITIGROUP 10-YEAR U.S. TREASURY INDEX IS A COMPONENT OF THE SALOMON SMITH BARNEY U.S. BROAD INVESTMENT-GRADE (USBIG)BOND INDEXSM; IT MEASURES THE PERFORMANCE OF THE MOST RECENTLY AUCTIONED TREASURY ISSUES WITH 10 YEARS TO MATURITY. THE USBIG IS AN UNMANAGED, MARKET-CAPITALIZATION-WEIGHTED INDEX AND INCLUDES FIXED-RATE TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, ASSET-BACKED, AND INVESTMENT-GRADE ISSUES WITH A MATURITY OF ONE YEAR OR LONGER AND A MINIMUM AMOUNT OUTSTANDING OF $1 BILLION IN TREASURIES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                             * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                     RATING(TM) OF 4 STARS IN THE HIGH YIELD BOND CATEGORY
                 (342 FUNDS IN CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL
                   MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                 AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                 FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the high yield bond category, the USAA High-Yield Opportunities Fund received a Morningstar Rating of 3 stars for the three-year period among 342 funds and 4 stars for the five-year period among 271 funds through January 31,2005. Ratings are based on risk-adjusted returns.

                 High-yield securities are a unique asset class with characteristics of both stocks and higher-quality bonds. As such, their long-term total returns should generally fall between these two asset classes (see graph on following page). This tendency to act differently is not an aberration, and can provide long-term investors with a significant diversification advantage.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 At the beginning of the period, the markets were preoccupied with the upcoming U.S. elections and economic news that was surprisingly mixed. In contrast to previous recoveries,economic activity and job creation were lower than expected,as companies remained cautious in their outlook. At the same time, the U.S. dollar fell in relation to other world currencies, and inflation was

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTRY on the Fund

                      COMPARATIVE RETURNS

                           [CHART OF COMPARATIVE RETURNS]

                      USAA                            CITIGROUP 10-YEAR
                 GROWTH & INCOME     S&P 500           U.S. TREASURY
                      FUND            INDEX                 INDEX
                 ---------------    ---------         -----------------
07/30/04              0.00%            0.00%                 0.00%
08/02/04              0.12             0.44                  0.22
08/03/04              0.12            -0.18                  0.46
08/04/04              0.12            -0.26                  0.43
08/05/04              0.23            -1.89                  0.65
08/06/04              0.59            -3.40                  2.09
08/09/04              0.59            -3.28                  1.92
08/10/04              0.47            -2.03                  1.60
08/11/04              0.47            -2.27                  1.70
08/12/04              0.47            -3.41                  1.92
08/13/04              0.70            -3.25                  2.24
08/16/04              0.70            -1.93                  1.94
08/17/04              0.82            -1.71                  2.37
08/18/04              0.82            -0.46                  2.19
08/19/04              0.94            -0.82                  2.30
08/20/04              1.05            -0.17                  2.16
08/23/04              1.05            -0.41                  1.84
08/24/04              1.17            -0.36                  1.86
08/25/04              1.29             0.44                  2.03
08/26/04              1.41             0.46                  2.30
08/27/04              1.43             0.71                  2.26
08/30/04              1.55            -0.06                  2.63
08/31/04              1.66             0.40                  3.08
09/01/04              1.78             0.59                  3.14
09/02/04              1.78             1.72                  2.55
09/03/04              1.66             1.29                  1.81
09/06/04              1.66             1.29                  1.84
09/07/04              1.78             2.00                  2.24
09/08/04              2.14             1.56                  2.85
09/09/04              2.14             1.75                  2.57
09/10/04              2.37             2.25                  2.81
09/13/04              2.49             2.45                  3.04
09/14/04              2.61             2.68                  3.25
09/15/04              2.49             1.96                  2.94
09/16/04              2.72             2.25                  3.76
09/17/04              2.72             2.71                  3.31
09/20/04              2.84             2.13                  3.92
09/21/04              2.96             2.78                  4.10
09/22/04              3.08             1.35                  4.51
09/23/04              3.08             0.90                  4.20
09/24/04              3.08             1.06                  4.19
09/27/04              3.20             0.46                  4.51
09/28/04              3.21             1.07                  4.39
09/29/04              3.09             1.51                  3.77
09/30/04              3.09             1.49                  3.52
10/01/04              3.09             3.03                  2.96
10/04/04              3.09             3.38                  3.12
10/05/04              3.21             3.32                  3.15
10/06/04              3.33             4.04                  2.74
10/07/04              3.33             3.01                  2.60
10/08/04              3.56             2.23                  3.52
10/11/04              3.68             2.44                  3.56
10/12/04              3.68             2.21                  3.80
10/13/04              3.80             1.47                  4.02
10/14/04              3.92             0.53                  4.54
10/15/04              3.92             0.97                  4.24
10/18/04              4.04             1.50                  4.30
10/19/04              3.92             0.52                  4.44
10/20/04              3.92             0.57                  4.82
10/21/04              3.92             0.83                  4.78
10/22/04              4.04            -0.15                  4.90
10/25/04              4.16            -0.23                  5.04
10/26/04              4.27             1.25                  4.90
10/27/04              4.29             2.57                  4.10
10/28/04              4.40             2.79                  4.18
10/29/04              4.76             3.04                  4.61
11/01/04              4.76             3.07                  4.14
11/02/04              4.88             3.07                  4.27
11/03/04              5.12             4.25                  4.32
11/04/04              5.24             5.94                  4.36
11/05/04              5.24             6.35                  3.37
11/08/05              5.24             6.24                  3.16
11/09/04              5.24             6.21                  3.19
11/10/04              5.24             6.12                  2.91
11/11/04              5.36             7.09                  2.93
11/12/04              5.60             8.07                  3.38
11/15/04              5.60             8.05                  3.49
11/16/04              5.72             7.30                  3.38
11/17/04              5.95             7.90                  3.92
11/18/04              6.07             8.05                  4.11
11/19/04              6.07             6.85                  3.45
11/22/04              6.07             7.48                  3.72
11/23/04              6.19             7.46                  3.60
11/24/04              6.31             7.90                  3.52
11/25/04              6.31             7.90                  3.53
11/26/04              6.32             8.00                  3.18
11/29/04              6.20             7.64                  2.46
11/30/04              6.08             7.21                  2.24
12/01/04              6.08             8.85                  2.12
12/02/04              5.96             8.75                  1.97
12/03/04              6.32             8.83                  3.00
12/06/04              6.44             8.75                  3.31
12/07/04              6.44             7.55                  3.44
12/08/04              6.68             8.10                  4.23
12/09/04              6.80             8.69                  3.98
12/10/04              6.92             8.58                  4.07
12/13/04              7.04             9.57                  4.14
12/14/04              7.16             9.99                  4.29
12/15/04              7.40            10.22                  4.77
12/16/04              7.28            10.00                  3.88
12/17/04              7.28             9.17                  3.72
12/20/04              7.40             9.22                  3.81
12/21/04              7.52            10.21                  4.11
12/22/04              7.52            10.62                  3.83
12/23/04              7.64            10.67                  3.70
12/27/04              7.52            10.20                  3.14
12/28/04              7.52            10.98                  3.15
12/29/04              7.53            10.99                  2.94
12/30/04              7.65            11.01                  3.40
12/31/04              7.78            10.86                  3.82
01/03/05              7.90             9.96                  3.82
01/04/05              7.78             8.69                  3.30
01/05/05              7.78             8.30                  3.36
01/06/05              7.65             8.71                  3.41
01/07/05              7.65             8.55                  3.32
01/10/05              7.65             8.93                  3.42
01/11/05              7.65             8.27                  3.69
01/12/05              7.53             8.71                  3.78
01/13/05              7.53             7.78                  4.28
01/14/05              7.53             8.42                  3.98
01/17/05              7.53             8.42                  4.02
01/18/05              7.53             9.47                  4.18
01/19/05              7.53             8.44                  4.27
01/20/05              7.53             7.60                  4.46
01/21/05              7.41             6.91                  4.66
01/24/05              7.53             6.53                  4.85
01/25/05              7.29             6.96                  4.35
01/26/05              7.41             7.48                  4.32
01/27/05              7.32             7.54                  4.22
01/28/05              7.56             7.25                  4.78
01/31/05              7.56             8.15                  4.88

                                    [END CHART]

                 relatively benign despite rising energy prices. Throughout the period, the Federal Reserve Board kept its promise and raised short-term interest rates at a measured pace.

                 The high-yield market performed well despite rising short-term rates and a cautious business environment. Falling default rates and steadily improving corporate balance sheets generated persistent demand for high-yield securities. As a result, yields were reduced as prices rose (when a bond's price rises, its yield falls). As the U.S. election eliminated a source of uncertainty, the equity market rallied and then paused to consolidate some of its gains.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We continue to believe that investors should not take risks without being adequately compensated. Investors who wanted to maintain their yield during the market rally had to assume an

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 increasing, and in our opinion, an inappropriate, level of risk. We maintained our dedication to research, relying on the insights and expertise of our research team to position your Fund in sectors with attractive returns and reasonable margins of safety. Our strategy remains unchanged: We continually strive to sell holdings that seem overvalued and invest in sectors that offer potentially attractive returns relative to their perceived risks.

WHAT IS YOUR OUTLOOK?

                 Geopolitical risks appear to have moderated following the U.S. presidential election and the elections in Iraq. Despite contradictory economic news, we remain guardedly optimistic about the U.S. economy. Energy costs seem to have stabilized, and companies are gradually hiring new employees and making capital investments.

                 The last 21/2 years have been extraordinary for high-yield securities. Including reinvested dividends, your Fund has seen more than a 50% total cumulative return since the market low in October 2002.

                 However, in the months ahead, investors should expect most of their returns to come from the income provided by the Fund. Investors should remain disciplined and hold diversified portfolios through all market conditions. We believe high-yield securities should remain attractive and help in these diversification efforts.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------

          TOP 10 HOLDINGS
         (% OF NET ASSETS)

Ahold Lease USA, Inc.,
  Pass-Through Certificates, Series 2001, Class A-1                        2.1%

Qwest Services Corp.,
  Senior Subordinated Secured Notes                                        1.8%

Farm Credit Bank of Texas,
  Series 1, 7.56% (Perpetual Preferred)                                    1.7%

Leucadia National Corp.,
  Senior Subordinated Notes                                                1.7%

American Airlines, Inc.,
  Pass-Through Certificates, Series 2001-1, Class A-2, EETC                1.2%

AFC Capital Trust I, Guaranteed Notes, Series B                            1.1%

Charter Communications Holdings, LLC,
  Senior Discount Notes, 13.50%, 1/15/2006                                 1.1%

JohnsonDiversey Holdings Inc.,
  Senior Discount Notes, 10.67%, 5/15/2007                                 1.1%

PEMEX Finance Ltd., Notes                                                  1.1%

First American Capital Trust I                                             0.9%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

 P O R T F O L I O
==================--------------------------------------------------------------

                   ASSET ALLOCATION
                       1/31/05

            [PIE CHART OF ASSET ALLOCATION]

Financials                                          16.8%
Consumer Discretionary                              16.6%
Industrials                                         13.7%
Materials                                           13.0%
Consumer Staples                                     9.1%
Telecommunication Services                           8.7%
Utilities                                            5.6%
Energy                                               5.5%
Health Care                                          2.9%
Information Technology                               1.5%
Municipal Obligations                                1.2%
Other*                                              12.6%

                     [END CHART]

       *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
        WITH CASH COLLATERAL FROM SECURITIES LOANED.

       PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (69.4%)

              AEROSPACE & DEFENSE (1.0%)
   $1,250     BE Aerospace, Inc.,
                Senior Subordinated Notes, Series B                         8.88%          5/01/2011       $  1,285
      750     K&F Acquisition, Inc.,
                Senior Subordinated Notes(a)                                7.75          11/15/2014            750
      500     Moog, Inc., Senior Subordinated Notes                         6.25           1/15/2015            508
                                                                                                           --------
                                                                                                              2,543
                                                                                                           --------
              AGRICULTURAL PRODUCTS (1.1%)
    1,000     Seminis Vegetable Seeds, Inc.,
                Senior Subordinated Notes                                  10.25          10/01/2013          1,200
    1,500     Southern States Cooperative, Inc.,
                Senior Notes(a)                                            10.50          10/15/2010          1,562
                                                                                                           --------
                                                                                                              2,762
                                                                                                           --------
              AIR FREIGHT & LOGISTICS (0.2%)
      500     Park-Ohio Industries, Inc.,
                Senior Subordinated Notes(a)                                8.38          11/15/2014            501
                                                                                                           --------
              ALTERNATIVE CARRIERS (0.3%)
      750     Level 3 Financing, Inc., Senior Notes(a)                     10.75          10/15/2011            656
                                                                                                           --------
              APPAREL, ACCESSORIES, & LUXURY GOODS (1.3%)
    1,000     Jostens IH Corp.,
                Senior Subordinated Notes(a)                                7.63          10/01/2012          1,022
      500     Kellwood Co., Debentures                                      7.63          10/15/2017            550
      500     Kellwood Co., Senior Notes                                    7.88           7/15/2009            555
      500     Oxford Industries, Inc., Senior Notes                         8.88           6/01/2011            538
      500     St. John Knits International, Inc.,
                 Senior Subordinated Notes                                 12.50           7/01/2009            539
                                                                                                           --------
                                                                                                              3,204
                                                                                                           --------
              APPAREL RETAIL (0.2%)
      325     William Carter Co.,
                Senior Subordinated Notes, Series B                        10.88           8/15/2011            368
                                                                                                           --------
              AUTO PARTS & EQUIPMENT (0.2%)
      250     Affinia Group, Inc.,
                Senior Subordinated Notes(a)                                9.00          11/30/2014            259
      200     Tenneco Automotive, Inc.,
                Senior Subordinated Notes(a)                                8.63          11/15/2014            209
                                                                                                           --------
                                                                                                                468
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                    (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (3.2%)
   $  500     CCO Holdings, LLC, Senior Notes(a,i)                           6.62%(q)     12/15/2010       $    498
    1,000     Charter Communications Holdings II,
                Senior Notes                                                10.25          9/15/2010          1,040
    3,500     Charter Communications Holdings, LLC,
                Senior Discount Notes, 13.50%,
                1/15/2006(i)                                                16.35(e)       1/15/2011          2,782
      500     Charter Communications, Inc.,
                Senior Notes, Convertible Bond(a)                            5.88         11/16/2009            461
    1,000     Insight Communications, Inc., Senior
                Discount Notes, 12.25%, 2/15/2006(i)                         9.89(e)       2/15/2011            982
      500     Mediacom Broadband, LLC, Senior Notes                         11.00          7/15/2013            542
    1,500     Mediacom, LLC, Senior Notes                                    7.88          2/15/2011          1,474
                                                                                                           --------
                                                                                                              7,779
                                                                                                           --------
              CASINOS & GAMING (1.1%)
    1,000     Choctaw Resort Development Enterprise,
                Senior Notes(a)                                              7.25         11/15/2019          1,020
      500     Inn of the Mountain Gods, Senior Notes                        12.00         11/15/2010            583
    1,000     Pinnacle Entertainment, Inc.,
                Senior Subordinated Notes                                    8.75         10/01/2013          1,095
                                                                                                           --------
                                                                                                              2,698
                                                                                                           --------
              COMMERCIAL PRINTING (0.8%)
    1,000     Cenveo Corp., Senior Subordinated Notes                        7.88         12/01/2013            880
    1,000     Cenveo Corp., Senior Notes                                     9.63          3/15/2012          1,083
                                                                                                           --------
                                                                                                              1,963
                                                                                                           --------
              COMMODITY CHEMICALS (0.5%)
    1,250     Lyondell Chemical Co.,
                Senior Subordinated Notes                                   10.88          5/01/2009          1,319
                                                                                                           --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
    1,500     Case Corp., Notes                                              7.25          1/15/2016          1,492
    1,000     Terex Corp., Senior Subordinated Notes                         7.38          1/15/2014          1,055
    1,000     United Rentals North America, Inc.,
                Senior Subordinated Notes(i)                                 7.75         11/15/2013            983
                                                                                                           --------
                                                                                                              3,530
                                                                                                           --------
              CONSTRUCTION MATERIALS (0.7%)
    1,000     Mueller Group, Inc.,
                Senior Subordinated Notes                                   10.00          5/01/2012          1,085
    1,000     Mueller Holdings, Inc., Senior Discount
                Notes, 14.75%, 4/15/2009                                    11.72(e)       4/15/2014            680
                                                                                                           --------
                                                                                                              1,765
                                                                                                           --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              CONSUMER FINANCE (0.4%)
  $ 1,000     General Motors Acceptance Corp., Notes                         6.75%        12/01/2014       $    982
                                                                                                           --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    1,000     Iron Mountain, Inc.,
                Senior Subordinated Notes                                    7.75          1/15/2015          1,021
                                                                                                           --------
              DISTRIBUTORS (0.2%)
      500     Adesa, Inc., Senior Subordinated Notes                         7.63          6/15/2012            530
                                                                                                           --------
              DIVERSIFIED CHEMICALS (1.2%)
      750     Equistar Chemical Co.,
                Senior Unsecured Notes                                      10.63          5/01/2011            866
      500     FMC Corp., Senior Secured Notes                               10.25         11/01/2009            571
      461     Huntsman ICI Chemicals, LLC,
                Senior Subordinated Notes                                   10.13          7/01/2009            489
    1,000     Huntsman International Holdings, LLC,
                Senior Discount Notes                                       12.55(m)      12/31/2009            570
      500     Huntsman International, LLC,
                Senior Subordinated Notes(a,i)                               7.38          1/01/2015            501
                                                                                                           --------
                                                                                                              2,997
                                                                                                           --------
              DIVERSIFIED COMMERCIAL SERVICES (1.5%)
      500     Brickman Group Ltd.,
                Senior Subordinated Notes, Series B                         11.75         12/15/2009            584
      360     Coinmach Corp., Senior Notes                                   9.00          2/01/2010            373
    1,152     KinderCare Learning Center, Inc.,
                Senior Subordinated Notes(d)                                 9.50          2/15/2009          1,155
    1,500     Knowledge Learning Corp.,
                Senior Subordinated Notes(a,l)                               7.75          2/01/2015          1,507
                                                                                                           --------
                                                                                                              3,619
                                                                                                           --------
              DIVERSIFIED METALS & MINING (0.7%)
      625     Compass Minerals Group, Inc.,
                Guaranteed Senior Subordinated Notes                        10.00           8/15/2011           704
      500     Peabody Energy Corp., Senior Notes(a)                          5.88           4/15/2016           500
      500     Peabody Energy Corp., Senior Notes,
                Series B                                                     6.88           3/15/2013           539
                                                                                                           --------
                                                                                                              1,743
                                                                                                           --------
              DRUG RETAIL (0.4%)
    1,000     Rite Aid Corp., Senior Secured Notes                           8.13           5/01/2010         1,048
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES (1.8%)
   $  946     FPL Energy Wind Funding, LLC, Notes(a)                         6.88%         7/27/2017       $    993
    1,000     Monongahela Power Co.,
                First Mortgage Bond(a)                                       6.70          6/15/2014          1,128
    1,000     TECO Energy, Inc., Senior Notes                               10.50         12/01/2007          1,152
    1,000     Texas Genco, LLC, Senior Notes(a)                              6.88         12/15/2014          1,040
                                                                                                           --------
                                                                                                              4,313
                                                                                                           --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
      500     General Cable Corp., Senior Notes                              9.50         11/15/2010            563
      500     UCAR Finance, Inc., Senior Notes                              10.25          2/15/2012            567
                                                                                                           --------
                                                                                                              1,130
                                                                                                           --------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
      750     Itron, Inc., Senior Subordinated Notes(a)                      7.75          5/15/2012            765
                                                                                                           --------
              ENVIRONMENTAL SERVICES (0.4%)
    1,000     Allied Waste North America, Inc.,
                Senior Notes                                                 7.88          4/15/2013          1,006
                                                                                                           --------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
      500     IMC Global, Inc., Debentures                                   6.88          7/15/2007            513
      500     IMC Global, Inc., Senior Notes                                10.88          8/01/2013            611
                                                                                                           --------
                                                                                                              1,124
                                                                                                           --------
              GAS UTILITIES (1.1%)
      500     Southern Star Central Corp.,
                Senior Secured Notes                                         8.50          8/01/2010            552
    2,000     Tenaska Oklahoma, LP,
                Senior Secured Notes(a)                                      6.53         12/30/2014          2,019
                                                                                                           --------
                                                                                                              2,571
                                                                                                           --------
              HEALTH CARE EQUIPMENT (0.4%)
      500     Fisher Scientific International, Inc.,
                Senior Subordinated Notes(a)                                 6.75          8/15/2014            531
      500     Insight Health Services Corp.,
                Senior Subordinated Notes, Series B                          9.88         11/01/2011            504
                                                                                                           --------
                                                                                                              1,035
                                                                                                           --------
              HEALTH CARE FACILITIES (1.0%)
      500     Community Health Systems, Inc.,
                Senior Subordinated Notes(a)                                 6.50        12/15/2012            500
    1,000     Tenet Healthcare Corp., Senior Notes(i)                        6.38        12/01/2011            908

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
   $  500     Triad Hospitals, Inc.,
                Senior Subordinated Notes                                    7.00%        11/15/2013       $    509
      500     United Surgical Partners, Inc.,
                Senior Subordinated Notes                                   10.00         12/15/2011            566
                                                                                                           --------
                                                                                                              2,483
                                                                                                           --------
              HEALTH CARE SERVICES (0.4%)
      500     Alliance Imaging, Inc.,
                Senior Subordinated Notes(a)                                 7.25         12/15/2012            508
      250     AMR Holdco/EmCare Holdco,
                Senior Subordinated Notes(a,c)                              10.00          2/15/2015            256
      250     US Oncology, Inc., Senior Notes(a)                             9.00          8/15/2012            274
                                                                                                           --------
                                                                                                              1,038
                                                                                                           --------
              HEALTH CARE SUPPLIES (0.2%)
      500     Medex, Inc., Senior Subordinated Notes                         8.88          5/15/2013            584
                                                                                                           --------
              HOME FURNISHINGS (0.2%)
      500     Interface, Inc., Senior Notes                                 10.38          2/01/2010            574
                                                                                                           --------
              HOMEBUILDING (0.4%)
    1,000     William Lyon Homes, Inc., Senior Notes(a)                      7.63         12/15/2012            975
                                                                                                           --------
              HOUSEHOLD APPLIANCES (0.2%)
      427     Windmere-Durable Holdings, Inc.,
                Senior Subordinated Notes                                   10.00          7/31/2008            427
                                                                                                           --------
              HOUSEHOLD PRODUCTS (1.1%)
    3,150     JohnsonDiversey Holdings Inc.,
                Senior Discount Notes, 10.67%, 5/15/2007                     9.05(e)       5/01/2013          2,740
                                                                                                           --------
              HOUSEWARES & SPECIALTIES (0.2%)
      500     Ames True Temper, Inc., Senior Notes                           6.64(q)       1/15/2012            489
                                                                                                           --------
              INDUSTRIAL MACHINERY (0.6%)
      250     Manitowoc Co., Inc., Senior Notes                              7.13         11/01/2013            269
      650     Manitowoc Co., Inc.,
                Senior Subordinated Notes                                   10.50          8/01/2012            749

      500     Valmont Industries, Inc.,
                Senior Subordinated Notes                                    6.88          5/01/2014            519
                                                                                                           --------
                                                                                                              1,537
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (3.1%)
   $1,000     LCI International, Inc., Senior Notes                          7.25%         6/15/2007       $    975
      250     Northwestern Bell Telephone Co., Debentures                    6.25          1/01/2007            252
    2,000     Qwest Communications International, Inc.,
                Senior Notes(a)                                              7.50          2/15/2014          2,040
    3,500     Qwest Services Corp.,
                Senior Subordinated Secured Notes(a)                        14.50         12/15/2014          4,384
                                                                                                           --------
                                                                                                              7,651
                                                                                                           --------
              LEISURE FACILITIES (1.0%)
    1,500     Bally Total Fitness Holding Corp., Senior Notes(i)            10.50          7/15/2011          1,496
    1,500     Town Sports International Holdings, Inc.,
                Senior Discount Notes,
                11.00%, 2/01/2009                                           11.00(e)       2/01/2014            833
                                                                                                           --------
                                                                                                              2,329
                                                                                                           --------
              LEISURE PRODUCTS (0.6%)
      500     K2, Inc., Senior Notes(a)                                      7.38          7/01/2014            540
    1,000     Riddell Bell Holdings, Inc., Senior Subordinated Notes(a)      8.38         10/01/2012          1,040
                                                                                                           --------
                                                                                                              1,580
                                                                                                           --------
              LIFE & HEALTH INSURANCE (0.9%)
    1,000     AAG Holding Co., Inc., Senior Notes                            6.88          6/01/2008          1,057
    1,000     Americo Life, Inc., Senior Notes(a)                            7.88          5/01/2013          1,070
                                                                                                           --------
                                                                                                              2,127
                                                                                                           --------
              MANAGED HEALTH CARE (0.5%)
    1,000     Highmark, Inc., Senior Notes(a)                                6.80          8/15/2013          1,098
                                                                                                           --------
              METAL & GLASS CONTAINERS (1.4%)
      500     Crown Cork & Seal S.A., Senior Secured Notes                   9.50          3/01/2011            561
    1,000     Graham Packaging Co., Senior Notes(a)                          8.50         10/15/2012          1,040
      500     Owens-Brockway Glass Container, Inc.,
                Senior Notes(a)                                              6.75         12/01/2014            507
      250     Tekni-Plex, Inc., Senior Secured Notes(a)                      8.75         11/15/2013            249
    1,250     Tekni-Plex, Inc., Senior Subordinated Notes,
                Series B(i)                                                 12.75          6/15/2010          1,150
                                                                                                           --------
                                                                                                              3,507
                                                                                                           --------

20

 P O R T F O L I O
==================------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              MOVIES & ENTERTAINMENT (1.8%)
   $2,000     Cinemark, Inc., Senior Discount Notes,
                9.75%, 3/15/2009                                             8.93%(e)      3/14/2014       $  1,515
    1,000     IMAX Corp., Senior Notes                                       9.63         12/01/2010          1,085
    1,000     LCE Acquisition Corp.,
                Senior Subordinated Notes(a)                                 9.00          8/01/2014          1,052
      750     Lodgenet Entertainment Corp.,
                Senior Subordinated Notes                                    9.50          6/15/2013            833
                                                                                                           --------
                                                                                                              4,485
                                                                                                           --------
              MULTI-LINE INSURANCE (2.4%)
    2,550     AFC Capital Trust I, Guaranteed Notes,
                Series B                                                     8.21          2/03/2027          2,722
    1,000     Farmers Exchange Capital, Surplus Notes(a)                     7.05          7/15/2028          1,063
    1,700     Farmers Insurance Exchange,
                Surplus Notes(a)                                             8.63          5/01/2024          2,072
                                                                                                           --------
                                                                                                              5,857
                                                                                                           --------
              MULTI-SECTOR HOLDINGS (1.7%)
    4,000     Leucadia National Corp.,
                Senior Subordinated Notes(d)                                 8.65          1/15/2027          4,225
                                                                                                           --------
              MULTI-UTILITIES & UNREGULATED POWER (2.3%)
    1,000     Calpine Canada Energy Finance,
                Senior Notes(i)                                              8.50          5/01/2008            738
      250     MSW Energy Holdings II, LLC,
                Senior Secured Notes, Series B                               7.38          9/01/2010            264
      250     MSW Energy Holdings, LLC,
                Senior Secured Notes, Series B                               8.50          9/01/2010            274
    1,000     NRG Energy, Inc., Second Priority
                Senior Secured Notes(a)                                      8.00         12/15/2013          1,080
    1,000     Reliant Energy, Inc., Senior Secured Notes                     6.75         12/15/2014            980
    2,000     Sierra Pacific Resources, Senior Notes                         8.63          3/15/2014          2,285
                                                                                                           --------
                                                                                                              5,621
                                                                                                           --------
              OFFICE ELECTRONICS (0.3%)
      500     Xerox Corp., Senior Notes                                      7.63          6/15/2013            541
      250     Xerox Corp., Senior Notes                                     10.25          1/15/2009            290
                                                                                                           --------
                                                                                                                831
                                                                                                           --------
              OIL & GAS EQUIPMENT & SERVICES (0.7%)
      750     Dresser, Inc., Senior Notes                                    9.38          4/15/2011            817
      500     Hanover Compressor Co.,
                Subordinated Notes                                          10.80(m)       3/31/2007            445

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
   $  500     Hanover Equipment Trust,
                Senior Secured Notes, Series 2001A                           8.50%         9/01/2008       $    534
                                                                                                           --------
                                                                                                              1,796
                                                                                                           --------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
      750     Energy Partners Ltd.,
                Senior Unsecured Notes                                       8.75          8/01/2010            816
      500     Newfield Exploration Co.,
                Senior Subordinated Notes                                    6.63          9/01/2014            530
    2,000     Southwestern Energy Co., MTN(d)                                7.63          5/01/2027(o)       2,167
      500     Stone Energy Corp.,
                Senior Subordinated Notes(a)                                 6.75         12/15/2014            495
                                                                                                           --------
                                                                                                              4,008
                                                                                                           --------
              OIL & GAS REFINING & MARKETING & TRANSPORTATION(2.1%)
      750     OMI Corp., Senior Notes                                        7.63         12/01/2013            793
      500     Overseas Shipholding Group, Inc.,
                Senior Notes                                                 8.25          3/15/2013            552
    1,000     Pacific Energy Partners, LP, Senior Notes                      7.13          6/15/2014          1,060
    2,000     Tennessee Gas Pipeline Co., Debentures                         7.00         10/15/2028          2,000
      500     Transcontinental Gas Pipeline Corp.,
                Senior Notes, Series B                                       8.88          7/15/2012            611
                                                                                                           --------
                                                                                                              5,016
                                                                                                           --------
              PACKAGED FOODS & MEAT (1.8%)
      500     Del Monte Corp.,
                Senior Subordinated Notes(a,c)                               6.75          2/15/2015            506
      500     Del Monte Corp.,
                Senior Subordinated Notes                                    8.63         12/15/2012            558
      500     Del Monte Corp.,
                Senior Subordinated Notes, Series B                          9.25          5/15/2011            560
      500     Michael Foods, Inc.,
                Senior Subordinated Notes                                    8.00         11/15/2013            525
    1,000     Pilgrims Pride Corp.,
                Senior Subordinated Notes                                    9.25         11/15/2013          1,125
    1,000     Reddy Ice Group, Inc.,
                Senior Subordinated Notes                                    8.88          8/01/2011          1,075
                                                                                                           --------
                                                                                                              4,349
                                                                                                           --------
              PAPER PACKAGING (0.6%)
      250     Graphic Packaging Corp.,
                Senior Subordinated Notes                                    8.63          2/15/2012            274
      500     Graphic Packaging International, Inc.,
                Senior Subordinated Notes                                    9.50          8/15/2013            560

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
   $  500     Longview Fibre Co.,
                Senior Subordinated Notes                                   10.00%         1/15/2009       $    549
                                                                                                           --------
                                                                                                              1,383
                                                                                                           --------
              PAPER PRODUCTS (0.4%)
    1,000     Boise Cascade, LLC,
                Senior Subordinated Notes(a)                                 7.13         10/15/2014          1,050
                                                                                                           --------
              PERSONAL PRODUCTS (1.6%)
    1,100     Chattem, Inc., Senior Subordinated Notes                       7.00          3/01/2014          1,133
      750     Del Laboratories, Inc.,
                Senior Subordinated Notes(a)                                 8.00          2/01/2012            750
      750     Elizabeth Arden, Inc.,
                Senior Subordinated Notes                                    7.75          1/15/2014            801
    1,000     Jafra Cosmetics International, Inc.,
                Senior Subordinated Notes                                   10.75          5/15/2011          1,135
                                                                                                           --------
                                                                                                              3,819
                                                                                                           --------
              PHARMACEUTICALS (0.2%)
      500     Warner Chilcott Corp.,
                Senior Subordinated Notes(a)                                 8.75          2/01/2015            508
                                                                                                           --------
              PROPERTY & CASUALTY INSURANCE (3.5%)
    2,000     First American Capital Trust I                                 8.50          4/15/2012          2,288
    1,000     Kingsway America, Inc., Senior Notes                           7.50          2/01/2014          1,038
    2,000     Markel Capital Trust I, Capital Securities, Series B           8.71          1/01/2046          2,222
    1,000     Ohio Casualty Corp., Notes                                     7.30          6/15/2014          1,092
    2,000     Zenith National Insurance Capital Trust(a,d)                   8.55          8/01/2028          1,840
                                                                                                           --------
                                                                                                              8,480
                                                                                                           --------
              PUBLISHING (2.0%)
     500      Advanstar Communications, Inc.,
              Second Priority Senior
              Secured Exchange Notes                                        10.75          8/15/2010            565
   1,000      American Media Operations, Inc.,
                Senior Subordinated Notes                                    8.88          1/15/2011          1,055
   1,500      Houghton Mifflin Co.,
                Senior Subordinated Notes(i)                                 9.88          2/01/2013          1,579
     500      Penton Media, Inc., Senior Secured Notes                      11.88         10/01/2007            507
   1,000      Vertis, Inc., Senior Notes, Series B                          10.88          6/15/2009          1,080
                                                                                                           --------
                                                                                                              4,786
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (1.3%)
   $  500     Host Marriott, LP, Senior Notes                                7.13%        11/01/2013       $    530
      500     Host Marriott, LP, Senior Unsecured Notes, Series I            9.50          1/15/2007            544
      500     Thornburg Mortgage, Inc., Senior Notes(a)                      8.00          5/15/2013            532
      400     TriNet Corporate Realty Trust, Inc., Notes                     7.95          5/15/2006            419
    1,000     TriNet Corporate Realty Trust, Inc.,
                Senior Notes                                                 7.70          7/15/2017          1,161
                                                                                                           --------
                                                                                                              3,186
                                                                                                           --------
              REINSURANCE (0.8%)
    2,000     PXRE Capital Trust I, Pass-Through Certificates                8.85          2/01/2027          2,000
                                                                                                           --------
              RESTAURANTS (1.4%)
    1,250     Friendly Ice Cream Corp., Senior Notes(i)                      8.38          6/15/2012          1,219
    1,000     Landry's Restaurants, Inc., Senior Notes(a)                    7.50         12/15/2014            975
    1,250     Sbarro, Inc., Senior Notes(i)                                 11.00          9/15/2009          1,259
                                                                                                           --------
                                                                                                              3,453
                                                                                                           --------
              SEMICONDUCTOR EQUIPMENT (0.2%)
      500     Amkor Technology, Inc., Senior Notes(i)                        7.13          3/15/2011            446
                                                                                                           --------
              SPECIALTY CHEMICALS (2.4%)
    1,000     Crompton Corp., Senior Notes(a)                                9.88          8/01/2012          1,130
      500     ISP Chemco, Inc.,
                Senior Subordinated Notes, Series B                         10.25          7/01/2011            557
      550     Kraton Polymers, LLC/CAP,
                Senior Subordinated Notes(a)                                 8.13          1/15/2014            569
    1,000     Nalco Co., Senior Subordinated Notes                           8.88         11/15/2013          1,100
      500     Pliant Corp., Senior Secured Notes                            11.13          9/01/2009            548
    1,000     Rockwood Specialties Group, Inc.,
                Senior Subordinated Notes(a)                                 7.50         11/15/2014          1,035
      500     Rockwood Specialties Group, Inc.,
                Senior Subordinated Notes                                   10.63          5/15/2011            571
      325     Terra Capital, Inc., Senior Notes                             11.50          6/01/2010            371
                                                                                                           --------
                                                                                                              5,881
                                                                                                           --------
              SPECIALTY STORES (1.0%)
      500     General Nutrition Center, Inc.,
                Senior Subordinated Notes                                    8.50         12/01/2010            453
    1,000     Pep Boys - Manny, Moe & Jack, Inc.,
                Senior Subordinated Notes                                    7.50         12/15/2014          1,018

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                  COUPON                             VALUE
    (000)     SECURITY                                                       RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
   $1,000     Petro Stopping Centers, LP, Senior Notes                       9.00%         2/15/2012       $  1,047
                                                                                                           --------
                                                                                                              2,518
                                                                                                           --------
              STEEL (0.8%)
    1,500     AK Steel Holding Corp., Senior Notes                           7.75          6/15/2012          1,549
      325     U.S. Steel, LLC, Senior Notes                                 10.75          8/01/2008            388
                                                                                                           --------
                                                                                                              1,937
                                                                                                           --------
              TOBACCO (0.2%)
      500     Dimon, Inc., Senior Notes                                      7.75          6/01/2013            543
                                                                                                           --------
              TRUCKING (0.2%)
      500     Greyhound Lines, Inc.,
                Senior Subordinated Notes, Series B                         11.50          4/15/2007            510
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (4.5%)
      250     Airgate PCS, Inc., Senior Secured Notes(a)                     6.41(q)      10/15/2011            259
    1,000     Alamosa, Inc., Senior Discount Notes,
                12.00%, 7/31/2005                                            9.72(e)       7/31/2009          1,082
    1,000     American Tower Corp., Senior Notes(i)                          7.50          5/01/2012          1,035
    1,000     Centennial Communications Corp.,
                Senior Notes                                                 8.13          2/01/2014          1,063
      500     Crown Castle International Corp.,
                Senior Notes                                                 7.50         12/01/2013            535
      500     Crown Castle International Corp.,
                Senior Notes, Series B                                       7.50         12/01/2013            535
    1,000     IPCS, Inc., Senior Notes                                      11.50          5/01/2012          1,142
    1,000     MetroPCS, Inc., Senior Notes                                  10.75         10/01/2011          1,087
      250     Nextel Partners, Inc., Senior Notes                            8.13          7/01/2011            277
      468     Nextel Partners, Inc., Senior Notes                           12.50         11/15/2009            528
    1,000     Panamsat Corp., Senior Notes(a)                                9.00          8/15/2014          1,090
    1,000     Rural Cellular Corp., Senior Secured Notes                     8.25          3/15/2012          1,075
      500     SBA Communications Corp., Senior Notes(a)                      8.50         12/01/2012            520
    1,000     SBA Telecom, Inc., Senior Discount Notes,
                9.75%, 12/15/2007                                            9.75(e)      12/15/2011            863
                                                                                                           --------
                                                                                                             11,091
                                                                                                           --------
              Total corporate obligations (cost: $161,238)                                                  170,358
                                                                                                           --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              EURODOLLAR AND YANKEE OBLIGATIONS (13.4%)(f)

              BROADCASTING & CABLE TV (1.0%)
   $1,145     CanWest Media, Inc.,
                Senior Subordinated Notes (Canada)(a)                       8.00%          9/15/2012       $  1,228
      250     Kabel Baden-Wurttemberg Holdings
                GmbH (Germany)(a,c)                                         9.50(q)        2/03/2015            329
      500     NTL Cable plc, Senior Notes
                (United Kingdom)                                            9.75           4/15/2014          1,010
                                                                                                           --------
                                                                                                              2,567
                                                                                                           --------
              COMMODITY CHEMICALS (0.5%)
    1,000     BCP Caylux Holdings SCA,
                Senior Subordinated Notes (Germany)(a)                      9.63           6/15/2014          1,115
                                                                                                           --------
              DIVERSIFIED BANKS (0.9%)
    2,000     UFJ Finance Aruba AEC, Notes (Japan)                          8.75          11/13/2008          2,243
                                                                                                           --------
              DIVERSIFIED METALS & MINING (0.6%)
    1,000     Glencore Funding, LLC, Notes (Switzerland)(a)                 6.00           4/15/2014            973
      500     Novelis, Inc., Senior Notes (Canada)(a,c,l)                   7.25           2/15/2015            500
                                                                                                           --------
                                                                                                              1,473
                                                                                                           --------
              DRUG RETAIL (0.4%)
    1,000     Jean Coutu Group, Inc.,
                Senior Subordinated Notes (Canada)(a)                       8.50           8/01/2014          1,001
                                                                                                           --------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
      850     Fimep S.A., Senior Notes (France)                            10.50           2/15/2013          1,007
                                                                                                           --------
              FOOD RETAIL (2.1%)
    4,659     Ahold Lease USA, Inc., Pass-Through Certificates,
                Series 2001, Class A-1 (Netherlands)                        7.82           1/02/2020          5,084
                                                                                                           --------
              FOREST PRODUCTS (1.3%)
    1,000     Ainsworth Lumber Co., Senior Notes (Canada)(a)                6.30(q)       10/01/2010          1,025
    1,000     Riverside Forest Products Ltd., Senior Notes (Canada)         7.88           3/01/2014          1,115
    1,000     Tembec Industries, Inc., Senior Notes (Canada)                7.75           3/15/2012            953
                                                                                                           --------
                                                                                                              3,093
                                                                                                           --------

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.3%)
   $  250     Intrawest Corp., Senior Notes (Canada)                        7.50%         10/15/2013       $    264
      500     Intrawest Corp., Senior Notes (Canada)(a)                     7.50          10/15/2013            529
                                                                                                           --------
                                                                                                                793
                                                                                                           --------
              INDUSTRIAL CONGLOMERATES (0.9%)
    2,000     Hutchison Whampoa International Ltd.,
                Notes (Hong Kong)(a)                                        6.25           1/24/2014          2,134
                                                                                                           --------
              INTEGRATED OIL & GAS (1.1%)
    2,500     PEMEX Finance Ltd., Notes (Mexico)                            8.02           5/15/2007          2,633
                                                                                                           --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
      500     HanaroTelecom, Inc.,
                Senior Notes (Korea)(a,c)                                   7.00           2/01/2012            504
                                                                                                           --------
              MARINE (0.9%)
      500     CP Ships Ltd., Senior Notes (Canada)(i)                      10.38           7/15/2012            583
    1,000     Stena AB, Senior Notes (Sweden)(a)                            7.00          12/01/2016            975
      500     Stena AB, Senior Notes (Sweden)                               9.63          12/01/2012            563
                                                                                                           --------
                                                                                                              2,121
                                                                                                           --------
              PAPER PACKAGING (0.6%)
    1,000     JSG Funding plc,
                Senior Subordinated Notes (Ireland)(a)                      7.75           4/01/2015            990
      500     JSG Funding plc, Senior Notes (Ireland)                       9.63          10/01/2012            555
                                                                                                           --------
                                                                                                              1,545
                                                                                                           --------
              PAPER PRODUCTS (0.6%)
    1,000     Abitibi-Consolidated, Inc., Notes (Canada)(i)                 6.00           6/20/2013            955
      500     Cascades, Inc., Senior Notes (Canada)                         7.25           2/15/2013            525
                                                                                                           --------
                                                                                                              1,480
                                                                                                           --------
              PHARMACEUTICALS (0.1%)
      250     Elan Finance plc and Elan Finance Corp.,
                Senior Notes (Ireland)(a)                                   7.75          11/15/2011            263
                                                                                                           --------
              RAILROADS (0.8%)
    2,000     TFM S.A. de C.V.,
                Senior Discount Debentures (Mexico)(d)                     11.75           6/15/2009          2,025
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.4%)
   $1,000     Westfield Capital Corp.,
                Senior Notes (Australia)(a)                                 5.13%         11/15/2014       $  1,009
                                                                                                           --------
              SEMICONDUCTORS (0.3%)
      750     New Asat Finance Ltd.,
                Senior Notes (Hong Kong)(a,i)                               9.25           2/01/2011            649
                                                                                                           --------
              Total Eurodollar and Yankee obligations (cost: $31,394)                                        32,739
                                                                                                           --------
              ASSET-BACKED SECURITIES (4.4%)

              AIRLINES (4.1%)
              America West Airlines, Inc.,
                Pass-Through Certificates,
    1,606       Series 1998-1, Class A                                      6.87           1/02/2017          1,590
    1,042       Series 1998-1, Class B(d)                                   7.12           1/02/2017            894
    3,000     American Airlines, Inc.,
                Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(i)                           6.82           5/23/2011          2,848
    1,648     Continental Airlines, Inc.,
                Pass-Through Certificates,
                Series 2000-2, Class A-1                                    7.71           4/02/2021          1,619
    1,000     Delta Air Lines, Inc.,
                Pass-Through Certificates,
                Series 2001, Class A-2, EETC(i)                             7.11           9/18/2011            947
              Northwest Airlines, Inc.,
                Pass-Through Certificates,
    2,000       Series 2001-1, Class A-2(i)                                 6.84          10/01/2012          1,996
      206       Series 1999-2C, EETC                                        8.30           9/01/2010            174
                                                                                                           --------
                                                                                                             10,068
                                                                                                           --------
              ASSET-BACKED FINANCING (0.3%)
      897     Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                                   2.86           3/15/2019            801
                                                                                                           --------
              Total asset-backed securities (cost: $10,743)                                                  10,869
                                                                                                           --------
              MUNICIPAL OBLIGATIONS (1.2%)

              NURSING/CCRC (0.8%)
    2,000     Statewide Community Development Auth., CA,
                SAVRS (INS)(r)                                              6.00           2/10/2005          2,000
                                                                                                           --------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                 COUPON                              VALUE
    (000)     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              SPECIAL ASSESSMENT/TAX/FEE (0.4%)
   $1,000     Short Pump Town Center Community
                Development Auth., VA, RB(a)                                6.26%          2/01/2009       $    987
                                                                                                           --------
              Total municipal obligations (cost: $3,000)                                                      2,987
                                                                                                           --------
              MORTGAGE-BACKED SECURITY (0.2%)

              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITY(g)
    9,161     CS First Boston Corp., Series 1998-C1,
                Class AX (acquired 6/13/2003;
                cost: $446)(h) (cost: $348)                                 0.99           5/17/2040            391
                                                                                                           --------

   NUMBER
OF SHARES
---------
              EQUITY SECURITIES (6.0%)

              COMMON STOCKS (2.2%)
              --------------------
              BROADCASTING & CABLE TV (0.3%)
   29,517     RCN Corp.*                                                                                        576
                                                                                                           --------
              COMMODITY CHEMICALS (0.1%)
   10,000     Lyondell Chemical Co.                                                                             294
                                                                                                           --------
              DIVERSIFIED BANKS (0.3%)
   15,000     Bank of America Corp.                                                                             696
                                                                                                           --------
              DIVERSIFIED METALS & MINING (0.1%)
   10,000     Compass Minerals International, Inc.                                                              220
                                                                                                           --------
              ELECTRIC UTILITIES (0.4%)
   15,000     American Electric Power Co., Inc.                                                                 529
   20,000     Great Plains Energy, Inc.                                                                         535
                                                                                                           --------
                                                                                                              1,064
                                                                                                           --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   30,000     Citizens Communications Co.                                                                       405
                                                                                                           --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   10,000     Citigroup, Inc.                                                                                   490
                                                                                                           --------
              PHARMACEUTICALS (0.1%)
   10,000     Merck & Co., Inc.                                                                                 280
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                             MARKET
   NUMBER                                                                                                     VALUE
OF SHARES     SECURITY                                                                                        (000)
-------------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (0.3%)
   25,000     Maguire Properties, Inc.                                                                     $    591
   10,000     Sunstone Hotel Investors, Inc.                                                                    209
                                                                                                           --------
                                                                                                                800
                                                                                                           --------
              TOBACCO (0.2%)
   10,000     UST, Inc.                                                                                         507
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)(s)
    2,284     Crown Castle International Corp.*                                                                  37
                                                                                                           --------
              Total common stocks (cost: $4,949)                                                              5,369
                                                                                                           --------
              PREFERRED STOCKS (3.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
    5,000     Dairy Farmers of America, Inc., 7.875%,
                cumulative redeemable(a)                                                                        527
                                                                                                           --------
              REAL ESTATE INVESTMENT TRUSTS (1.5%)
   20,000     Gables Residential Trust "D", 7.50%,
                cumulative redeemable                                                                           519
   20,000     Maguire Properties, Inc., Series A, 7.625%,
                cumulative redeemable                                                                           519
   20,000     New Plan Excel Realty Trust, Inc.,
                depositary shares "E", 7.625%,
                cumulative redeemable                                                                           528
   20,000     Parkway Properties, Inc., Series D, 8.00%,
                cumulative redeemable                                                                           535
   20,000     Public Storage, Inc., Series C, 6.60%, perpetual                                                  509
   20,000     Regency Centers Corp., 7.25%, perpetual                                                           531
   20,000     SL Green Realty Corp., Series C                                                                   521
                                                                                                           --------
                                                                                                              3,662
                                                                                                           --------
              REGIONAL BANKS (1.7%)
4,000,000     Farm Credit Bank of Texas,
                Series 1, 7.56%, perpetual                                                                    4,107
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   20,000     Crown Castle International Corp., 6.25%,
                cumulative redeemable(p)*                                                                       990
                                                                                                           --------
              Total preferred stocks (cost: $8,939)                                                           9,286
                                                                                                           --------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                             MARKET
   NUMBER                                                                 COUPON                              VALUE
OF SHARES     SECURITY                                                      RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------------------
              WARRANTS (0.0%)(b,s)
              ---------------
              BROADCASTING & CABLE TV (0.0%)(s)
      250     Ono Finance plc, Equity Value Certificates
                (United Kingdom) (acquired 7/16/2001; cost: $0)(a,h,l)*                                    $      -
                                                                                                           --------
              SEMICONDUCTORS (0.0%)(s)
      500     Asat Finance, LLC, (acquired 10/20/1999; cost: $0)(a,h)*                                            -
                                                                                                           --------
              WIRELESS TELECOMMUNICATION SERVICES (0.0%)(s)
      500     Independent Wireless One Holdings, Inc.,
                Equity Value Certificates (acquired
                8/24/2001; cost: $0)(a,h,l)*                                                                      -
                                                                                                           --------
              Total warrants (cost: $0)                                                                           -
                                                                                                           --------
              Total equity securities (cost: $13,888)                                                        14,655
                                                                                                           --------

PRINCIPAL
   AMOUNT
    (000)
---------
              MONEY MARKET INSTRUMENTS (4.1%)
              VARIABLE-RATE DEMAND NOTE (0.4%)(t)
              --------------------------------
              ELECTRIC UTILITIES
    $ 840     Sempra Energy ESOP, Series 1999 (NBGA)(a)                     3.00%          2/07/2005            840
                                                                                                           --------
              COMMERCIAL PAPER (3.7%)
              -----------------------
              THRIFTS & MORTGAGE FINANCE
    9,134     Countrywide Home Loans, Inc.                                  2.52           2/01/2005          9,134
                                                                                                           --------
              Total money market instruments (cost: $9,974)                                                   9,974
                                                                                                           --------

   NUMBER
OF SHARES
---------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (8.5%)

              MONEY MARKET FUNDS (0.3%)(k)
  727,720     AIM Short-Term Investment Co.
                Liquid Assets Portfolio, 2.26%                                                                  728
   58,258     Merrill Lynch Premier
                Institutional Fund, 2.25%                                                                        58
                                                                                                           --------
                                                                                                                786
                                                                                                           --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

PRINCIPAL                                                                                                    MARKET
   AMOUNT                                                                                                     VALUE
    (000)     SECURITY                                                                                        (000)
-------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (8.2%)(j)
   $5,500     CS First Boston LLC, 2.48%, acquired on
                1/31/2005 and due 2/01/2005 at $5,500
                (collateralized by $5,625 of Fannie Mae
                Discount Notes(n), 2.43%(m), due 3/09/2005;
                market value $5,611)                                                                       $  5,500
    5,100     Deutsche Bank Securities, Inc., 2.49%,
                acquired on 1/31/2005 and due 2/01/2005
                at $5,100 (collateralized by $4,553 of
                Freddie Mac Notes(n), 4.50%, due
                6/15/2018 and $9,329 of Fannie Mae
                Interest-Only Notes(n), 4.26%(q), due
                2/25/2035; combined market
                value $5,202)                                                                                 5,100
    3,140     Lehman Brothers, Inc., 2.50%, acquired on
                1/31/2005 and due 2/01/2005 at $3,140
                (collateralized by $6,075 of FICO STRIPS(n),
                4.96% - 4.98%(m), due 3/26/2018 -
                6/06/2018; combined market
                value $3,205)                                                                                 3,140
    6,400     Morgan Stanley & Co., Inc., 2.50%,
                acquired on 1/31/2005 and due
                2/01/2005 at $6,400 (collateralized by
                $6,455 of Federal Farm Credit Bank
                Bonds(n), 3.61 - 6.10%, due 9/24/2007 -
                2/14/2012; combined market value $6,537)                                                      6,400
                                                                                                           --------
                                                                                                             20,140
                                                                                                           --------
              Total short-term investments purchased with cash collateral from
                securities loaned (cost: $20,926)                                                            20,926
                                                                                                           --------

              TOTAL INVESTMENTS (COST: $251,511)                                                           $262,899
                                                                                                           ========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 13.4% of net assets at January 31, 2005.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (b) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         (c) At January 31, 2005, the cost of securities purchased on a when-issued basis was $1,997,000.

         (d) At January 31, 2005, portions of these securities were segregated to cover when-issued purchases.

         (e) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

              foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (g) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at January 31, 2005, was $391,000, which represented 0.2% of the Fund's net assets.

         (i) The security or a portion thereof was out on loan as of January 31, 2005.

         (j) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

         (k) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (l) Security was fair valued at January 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (n) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (o) Put bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         (p) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.

         (q) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         (r) Periodic auction reset bonds - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

         (s)  Represents less than 0.1% of net assets.

         (t) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

              within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

           * Non-income-producing security for the 12 months preceding January 31, 2005.

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 EETC       Enhanced Equipment Trust Certificate

                 ESOP       Employee Stock Ownership Plan

                 MTN        Medium-Term Note

                 RB         Revenue Bond

                 SAVRS      Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                 (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

                 (INS) Principal and interest payments are insured by ACA Financial Guaranty Corp. The insurance does not guarantee the market value of the security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities on
      loan of $20,108) (identified cost of $251,511)                          $262,899
   Cash                                                                              1
   Receivables:
      Capital shares sold                                                        2,473
      Dividends and interest                                                     3,988
      Securities sold                                                            1,089
      Other                                                                         10
                                                                              --------
         Total assets                                                          270,460
                                                                              --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                          20,926
      Securities purchased (when-issued of $1,997)                               3,572
      Capital shares redeemed                                                      480
   Accrued management fees                                                          93
   Accrued transfer agent's fees                                                     9
   Accounts payable and accrued expenses                                            38
                                                                              --------
         Total liabilities                                                      25,118
                                                                              --------
            Net assets applicable to capital shares outstanding               $245,342
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $240,958
   Accumulated overdistribution of net investment income                            (3)
   Accumulated net realized loss on investments                                 (7,001)
   Net unrealized appreciation of investments                                   11,388
                                                                              --------
            Net assets applicable to capital shares outstanding               $245,342
                                                                              ========
   Capital shares outstanding                                                   27,659
                                                                              ========
   Authorized shares of $.01 par value                                         100,000
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   8.87
                                                                              ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $   244
   Interest                                                                8,319
   Securities lending                                                         67
                                                                         -------
      Total income                                                         8,630
                                                                         -------
EXPENSES
   Management fees                                                           522
   Administrative and servicing fees                                         163
   Transfer agent's fees                                                     204
   Custody and accounting fees                                                48
   Postage                                                                    17
   Shareholder reporting fees                                                  6
   Directors' fees                                                             3
   Registration fees                                                          10
   Professional fees                                                          22
   Other                                                                       3
                                                                         -------
      Total expenses                                                         998
   Expenses paid indirectly                                                   (1)
                                                                         -------
      Net expenses                                                           997
                                                                         -------
NET INVESTMENT INCOME                                                      7,633
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on:
      Investments                                                          2,459
      Foreign currency transactions                                            2
   Change in net unrealized appreciation/depreciation of
      investments                                                          5,188
                                                                         -------
         Net realized and unrealized gain                                  7,649
                                                                         -------
Increase in net assets resulting from operations                         $15,282
                                                                         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA HIGH-YIELD OPPORTUNITIES FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                           1/31/2005     7/31/2004
                                                           -----------------------
FROM OPERATIONS
   Net investment income                                    $  7,633      $ 11,739
   Net realized gain on investments                            2,459         3,888
   Net realized gain on foreign currency transactions              2             -
   Change in net unrealized appreciation/depreciation of:
      Investments                                              5,188           722
                                                            ----------------------
      Increase in net assets resulting from operations        15,282        16,349
                                                            ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (7,687)      (11,727)
                                                            ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  75,969       152,121
   Reinvested dividends                                        6,161         8,785
   Cost of shares redeemed                                   (28,878)      (88,021)
                                                            ----------------------
      Increase in net assets from
         capital share transactions                           53,252        72,885
                                                            ----------------------
Net increase in net assets                                    60,847        77,507

NET ASSETS
   Beginning of period                                       184,495       106,988
                                                            ----------------------
   End of period                                            $245,342      $184,495
                                                            ======================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                            $     (3)     $     51
                                                            ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 8,626        17,726
   Shares issued for dividends reinvested                        701         1,025
   Shares redeemed                                            (3,267)      (10,232)
                                                            ----------------------
      Increase in shares outstanding                           6,060         8,519
                                                            ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA High-Yield Opportunities Fund (the
         Fund). The Fund's investment objective is to provide an attractive total return primarily through high current income and secondarily through capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                    available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                    (NAV) at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                 Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2005, the outstanding when-issued commitments for the Fund was $1,997,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

              G. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              H. HIGH-YIELD SECURITIES - Although the Fund has a diversified portfolio, over 80% of its net assets were invested in non-investment-grade (high-yield) securities at January 31, 2005. Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or equivalent quality if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

              I. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                 these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              J. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

         State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $9,281,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                  CAPITAL LOSS CARRYOVERS
-------------------------------------------------------------
EXPIRES                                              BALANCE
-------                                            ---------
 2010                                              $3,120,000
 2011                                               6,161,000
                                                   ----------
                                       Total       $9,281,000
                                                   ==========

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $84,806,000 and $34,063,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $12,873,000 and $1,485,000, respectively, resulting in net unrealized appreciation of $11,388,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party security-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

         financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as security-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $67,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $20,108,000 and received cash collateral of $20,926,000 for the loans. The cash collateral was invested in short-term investments, as noted in the Fund's portfolio of investments.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper High Current Yield Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper High Current Yield Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper High Current Yield Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $522,000, which included a performance adjustment of $(23,000) that decreased the base management fee of 0.50% by 0.02%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

                 For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $163,000.

              C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the Fund's annual operating expenses to 1.00% of the Fund's average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2005, the Fund did not incur any reimbursable expenses.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $204,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED                                                         PERIOD ENDED
                                   JANUARY 31,                     YEAR ENDED JULY 31,                      JULY 31
                                  ---------------------------------------------------------------------------------
                                      2005             2004           2003          2002          2001         2000*
                                  ---------------------------------------------------------------------------------
Net asset value at
   beginning of period            $   8.54         $   8.18       $   7.23       $  8.95       $  9.78      $ 10.00
                                  ---------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income               .31              .64            .69           .83          1.03         1.08(a)
   Net realized and
      unrealized gain (loss)           .33              .36            .95         (1.72)         (.80)        (.33)(a)
                                  ---------------------------------------------------------------------------------
Total from investment operations       .64             1.00           1.64          (.89)          .23          .75(a)
Less distributions:
   From net investment income         (.31)            (.64)          (.69)         (.83)        (1.06)        (.97)
                                  ---------------------------------------------------------------------------------
Net asset value at end of period  $   8.87         $   8.54       $   8.18       $  7.23       $  8.95      $  9.78
                                  =================================================================================
Total return (%)**                    7.56            12.44          23.85        (10.70)         2.68         7.80
Net assets at end of period (000) $245,342         $184,495       $106,988       $53,745       $53,828      $44,907
Ratio of expenses to
   average net assets (%)***           .91(b,c,d)       .99(c,d)      1.00(c,d)     1.00(c,d)      .76(c,e)     .75(c,e)
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)***                 -                -           1.08(c)       1.12(c)       1.02(c)      1.19(c)
Ratio of net investment
   income to average
   net assets (%)***                  6.99(b)          7.51           9.06          9.95         11.17        10.30
Portfolio turnover (%)               16.69            55.24         105.30         96.63        104.20        51.88

  *  Fund commenced operations on August 2, 1999.
 **  Assumes reinvestment of all net investment income distributions during the period.
***  For the six-month period ended January 31, 2005, average net assets were $216,451,000.
(a)  Calculated using average shares.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         -                -              -             -          (.01%)          -
(d)  Effective August 1, 2001, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.00% of the
     Fund's average net assets.
(e)  Effective August 2, 1999, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.75% of the
     Fund's average net assets through July 31, 2001.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA HIGH-YIELD OPPORTUNITIES FUND
JANUARY 31, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                             BEGINNING               ENDING          DURING PERIOD*
                                           ACCOUNT VALUE          ACCOUNT VALUE     AUGUST 1, 2004 -
                                           AUGUST 1, 2004       JANUARY 31, 2005    JANUARY 31, 2005
                                           ----------------------------------------------------------
Actual                                       $1,000.00              $1,075.60            $4.78
Hypothetical (5% return before expenses)      1,000.00               1,020.60             4.65

*Expenses are equal to the Fund's annualized expense ratio of 0.91%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.56% for the six-month period of August 1, 2004, through January 31, 2005.

            DIRECTORS        Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

          INDEPENDENT        Ernst & Young LLP
    REGISTERED PUBLIC        100 West Houston St., Suite 1900
      ACCOUNTING FIRM        San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        (800) 531-8181
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             (800) 531-8448

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        (800) 531-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             (800) 531-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40051-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.